Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 22,346,862	$ 8,329,939
Accrued expenses		215,865
Accrued employee benefits	377,049	282,268
Capitalized research and development costs	31,891	27,516
Research and development credit	1,874,939	1,928,714
Nonqualified stock options	53,686
Deferred revenue		643,669
Deferred tax liabilities:
Depreciation	102,916	130,017
Net deferred tax asset	24,787,343	11,557,988
Valuation allowance	(24,787,343)	(11,557,988)
Net deferred tax asset